Accounting Changes	12 Months Ended
Dec. 31, 2011
Accounting Changes [Abstract]
Accounting Changes
NOTE 2	Accounting Changes

Troubled Debt Restructurings On July 1, 2011, the Company adopted accounting guidance issued by the Financial Accounting Standards Board related to identifying and disclosing TDRs, applicable to modifications occurring on or after January 1, 2011. This guidance provides clarification in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining whether a restructuring constitutes a TDR. The adoption of this guidance resulted in additional loan modifications considered to be TDRs which the Company had not previously considered to be impaired, and for which the allowance for credit losses had previously been measured under a collective allowance for credit losses methodology. These newly classified TDRs primarily relate to whether or not (i) modifications to interest rates on individual loans are below a market rate of interest, and (ii) a delay in payment is insignificant. In addition, the Company now includes covered loans and residential mortgage loans repurchased from Government National Association (“GNMA”) mortgage pools whose repayments are primarily insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs in its presentation of TDRs even though the exposure to loss on these loans is significantly mitigated by the related loss share agreements or guarantee. Further, the Company also includes loans in a trial modification period as a result of this guidance. The adoption of this guidance did not have a material impact on the Company’s total allowance for credit losses.